Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of amounts related to leases are recognized in profit & loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of amounts related to leases are recognized in profit & loss [Abstract]
Depreciation expense	$ 1,067	$ 905	$ 771
Interest expense on lease liabilities	$ 314	$ 229	$ 93